EARNINGS (LOSS) PER COMMON SHARE - Narrative (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Earnings (loss) attributable to common shareholders	$ 1,098	$ (476)
Weighted average number of common shares (in shares)	550,000	550,000
Profit (loss), attributable to ordinary equity holders of parent entity including dilutive effects	$ 1,098	$ (476)
Adjusted weighted average number of ordinary shares outstanding (in shares)	551,000	550,000
Antidilutive securities excluded from computation of earnings per share, amount	0	277